13FCONP 2/14/06

[redacted]

05077038

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2004

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT RD.
STAMFORD, CT 06902

Form 13F File Number: 28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: DONALD T. NETTER
Title: SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone: (203) 358-8000

Signature, Place, and Date of Signing:

[signature]	Stamford, CT	2/14/05
[Signature]	[City, State]	[Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
28-________	________

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Number 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: $59,351 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-____________	Dolphin Holdings Corp.
2	28-____________	Donald T. Netter

FORM 13F INFORMATION TABLE

CONFIDENTIAL TREATMENT REQUESTED

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY		
									SOLE	SHARED	NON
ARGOSY GAMING CO	COM	040228108	$3,736	80,000	SH		DEFINED	1, 2	80,000	0	0
BANKNORTH GROUP INC	COM	06646R107	$2,325	63,520	SH		DEFINED	1, 2	63,520	0	0
DREYERS GRAND ICE CREAM HL I	COM	261877104	$1,930	24,000	SH		DEFINED	1, 2	24,000	0	0
FIDELITY NATL FINL INC	COM	316326107	$1,827	40,000	SH		DEFINED	1, 2	40,000	0	0
GENCORP INC	COM	368682100	$2,221	119,600	SH		DEFINED	1, 2	119,600	0	0
GOLD BANC CORP INC	COM	379907108	$1,738	118,862	SH		DEFINED	1, 2	118,862	0	0
GUIDANT CORP	COM	401698105	$11,103	154,000	SH		DEFINED	1, 2	154,000	0	0
HOLLINGER INTL INC	CLA	435569108	$3,060	195,160	SH		DEFINED	1, 2	195,160	0	0
JOHNSON OUTDOORS INC	CLA	479167108	$1,162	57,700	SH		DEFINED	1, 2	57,700	0	0
KING PHARMACEUTICALS INC	COM	495582108	$1,976	159,325	SH		DEFINED	1, 2	159,325	0	0
MANDALAY RESORT GROUP	COM	562567107	$2,453	34,825	SH		DEFINED	1, 2	34,825	0	0
NEIGHBORCARE INC	COM	64015Y104	$2,200	71,627	SH		DEFINED	1, 2	71,627	0	0
— PRIME GROUP REALTY TRUST	SH BEN INT	74158J103	$1,280	199,000	SH		DEFINED	1, 2	199,000	0	0
SEARS ROEBUCK & CO	COM	812387108	$9,287	182,000	SH		DEFINED	1, 2	182,000	0	0
SPRINT CORP	COM	852061100	$2,763	111,200	SH		DEFINED	1, 2	111,200	0	0
SPX CORP	COM	784635104	$6,249	156,000	SH		DEFINED	1, 2	156,000	0	0
SYMANTEC CORP	COM	871503108	$214	8,300	SH		DEFINED	1, 2	8,300	0	0
SYMANTEC CORP	COM	871503108	$1,030	40,000	SH	CALL	DEFINED	1, 2	40,000	0	0
VERITAS SOFTWARE CO	COM	923436109	$2,798	98,000	SH		DEFINED	1, 2	98,000	0	0